Net Loss Per Share Attributable to Common Shareholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share

The following table sets forth the calculation of basic and diluted net loss per share during the periods presented:

	Six Months Ended June 30,
	2017	2018
	(In thousands, except share data)
Numerator:
Net loss	$(6,587)	$(11,614)

Deemed dividends to preferred stockholders	(12,590)	—

Net loss attributable to common shareholders	$(19,177)	$(11,614)

Denominator:
Weighted average shares outstanding
Basic and diluted	47,567,048	85,984,103
Net loss attributable to common shareholders

Basic and diluted	$(0.40)	$(0.14)

The following table sets forth the calculation of basic and diluted net loss per share during the periods presented:

	Year Ended December 31,
	2015	2016	2017
	(In thousands, except share data)
Numerator:
Net loss	$(10,807)	$(3,173)	$(7,592)

Deemed dividends to preferred stockholders	(21,597)	(23,618)	(21,129)

Net loss attributable to common shareholders	$(32,404)	$(26,791)	$(28,721)

Denominator:
Weighted average shares outstanding used in computing net loss per share
Basic	43,929,159	45,933,218	52,339,804
Diluted	43,929,159	45,933,218	52,339,804
Net loss attributable to common shareholders

Basic	$(0.74)	$(0.58)	$(0.55)

Diluted	$(0.74)	$(0.58)	$(0.55)

Weighted Average Outstanding Shares of Common Stock Equivalents Excluded from the Computation of the Diluted Net Loss per Share

The following weighted average outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common shareholders for the periods presented because their effect would have been anti-dilutive. For the period prior to our initial public offering, convertible preferred stock is not included in this computation as it was contingently convertible based upon a future event.

	Six Months Ended June 30,
	2017	2018
Stock options to purchase common stock	2,194,152	3,391,821
RSUs issued and outstanding	—	1,189,385
Non-vested incentive units	3,309,772	1,288,022

Total	5,503,924	5,869,228

The following weighted average outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive, and the convertible preferred stock is not included in these calculations as it is contingently convertible based upon a future event (see Note 10):

	Year Ended December 31,
	2015	2016	2017
Convertible preferred stock on an as-if converted basis
Stock options to purchase common stock	495,315	1,799,632	2,402,225
RSUs issued and outstanding	—	—	105,404
Non-vested incentive units	7,307,787	4,931,760	2,915,228

Total	7,803,102	6,731,392	5,422,857